Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 20, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Security Federal Corporation
Document Type	10-K/A
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Central Index Key	0000818677
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,945,474
Entity Public Float			$ 30.2
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY